JUNE 2016 REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2015
Stockholders Equity Reverse Stock Split [Abstract]
June Two Thousand Sixteen Stockholders Equity Reverse Stock Split Disclosure [Text Block]

18 — JUNE 2016 REVERSE STOCK SPLIT

On June 9, 2016, the Board approved a resolution to amend the Company’s Certificate of Incorporation and to authorize the Company to effect a reverse split of the Company’s outstanding common stock at a ratio of 1-for-12. On June 20, 2016, the Company effected a one-for-twelve reverse stock split. Upon effectiveness of the reverse stock split, every 12 shares of outstanding common stock decreased to one share of common stock. The effect of the June 20, 2016 one-for-twelve reverse stock split was retrospectively reflected in these financial statements.